NJV
Nuveen New Jersey Municipal Value Fund
Portfolio of Investments    May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 103.0% (99.8% of Total Investments)
	MUNICIPAL BONDS – 103.0% (99.8% of Total Investments)
	Consumer Discretionary – 0.3% (0.3% of Total Investments)
$100	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A, 5.000%, 1/01/32	6/20 at 100.00	Caa2	$66,464
	Consumer Staples – 3.1% (3.0% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
215	4.000%, 6/01/37	6/28 at 100.00	A-	233,881
305	5.250%, 6/01/46	6/28 at 100.00	BBB+	340,825
125	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	131,214
645	Total Consumer Staples			705,920
	Education and Civic Organizations – 16.8% (16.3% of Total Investments)
110	Camden County Improvement Authority, New Jersey, Lease Revenue Bonds, Rowan University School of Osteopathic Medicine Project, Refunding Series 2013A, 5.000%, 12/01/32	12/23 at 100.00	A	117,455
25	New Jersey Economic Development Authority, Charter School Revenue Bonds, Foundation Academy Charter School, Series 2018A, 5.000%, 7/01/38	1/28 at 100.00	BBB-	26,337
	New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star Academy Charter School of Newark, Series 2017:
220	4.000%, 7/15/37	7/27 at 100.00	BBB-	215,750
25	5.000%, 7/15/47	7/27 at 100.00	BBB-	26,237
100	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A, 5.125%, 9/01/52, 144A	9/27 at 100.00	BB	95,519
115	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc, Refunding Series 2015, 5.000%, 3/01/25	No Opt. Call	A	134,133
	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc, Refunding Series 2017:
15	5.000%, 6/01/32	12/27 at 100.00	A	17,817
20	3.000%, 6/01/32	12/27 at 100.00	A	20,663
45	New Jersey Economic Development Authority, Rutgers University General Obligation Lease Revenue Bonds, Tender Option Bond 2016-XF2357, 17.813%, 6/15/46, 144A (IF) (4)	6/23 at 100.00	Aa3	63,133
175	New Jersey Educational Facilities Authority, Revenue Bonds, College of New Jersey, Refunding Series 2016F, 3.000%, 7/01/40	7/26 at 100.00	A+	164,542
100	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series 2015H, 4.000%, 7/01/39 – AGM Insured	7/25 at 100.00	AA	105,369

NJV	Nuveen New Jersey Municipal Value Fund (continued)
Portfolio of Investments May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$50	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	A+	$53,662
20	New Jersey Educational Facilities Authority, Revenue Bonds, Passaic County Community College, Series 2010C, 5.250%, 7/01/32	7/20 at 100.00	Baa1	20,075
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
100	5.000%, 7/01/32	7/21 at 100.00	BBB-	100,267
30	5.000%, 7/01/37	7/21 at 100.00	BBB-	29,930
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2017F:
5	3.750%, 7/01/37	7/27 at 100.00	BBB-	4,171
100	4.000%, 7/01/42	7/27 at 100.00	BBB-	82,628
100	5.000%, 7/01/47	7/27 at 100.00	BBB-	95,432
75	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D, 5.000%, 7/01/38	7/23 at 100.00	BBB+	78,235
	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2016C:
435	3.000%, 7/01/41	7/26 at 100.00	BBB+	389,834
50	3.000%, 7/01/46	7/26 at 100.00	BBB+	43,121
25	4.000%, 7/01/46	7/26 at 100.00	BBB+	25,350
	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology, Series 2017A:
30	5.000%, 7/01/47	7/27 at 100.00	BBB+	32,822
200	4.000%, 7/01/47	7/27 at 100.00	BBB+	202,226
25	New Jersey Educational Facilities Authority, Revenue Bonds, The College of Saint Elizabeth, Series 2016D, 5.000%, 7/01/46	7/26 at 100.00	BB	22,923
265	New Jersey Higher Education Assistance Authority, Senior Student Loan Revenue Bonds, Refunding Series 2018A, 4.000%, 12/01/35 (AMT)	6/28 at 100.00	Aaa	283,985
100	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Refunding Senior Series 2019A, 2.375%, 12/01/29	6/28 at 100.00	Aa1	96,002
20	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2016-1A, 2.750%, 12/01/27 (AMT)	12/25 at 100.00	Aaa	19,830
200	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A, 4.000%, 12/01/40 (AMT)	12/26 at 100.00	Aaa	210,026
150	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Series 2019B, 3.250%, 12/01/39 (AMT)	6/28 at 100.00	Aa1	147,600
25	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Series 2020B, 3.500%, 12/01/39 (AMT), (WI/DD, Settling 6/02/20)	12/28 at 100.00	Aa1	24,925
30	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aaa	30,540
100	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (AMT)	12/22 at 100.00	Aaa	107,500
100	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2013-1A, 4.000%, 12/01/28 (AMT)	12/22 at 100.00	Aaa	103,997

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$180	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2015-1A, 4.000%, 12/01/30 (AMT)	12/24 at 100.00	Aaa	$191,315
160	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Subordinate Series 2019C, 3.625%, 12/01/49 (AMT)	6/28 at 100.00	A2	157,648
49	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2015-XF0151, 11.653%, 12/01/23 (AMT), 144A (IF) (4)	12/22 at 100.00	Aaa	56,636
200	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A1	222,924
3,774	Total Education and Civic Organizations			3,820,559
	Health Care – 14.8% (14.3% of Total Investments)
	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
105	5.000%, 2/15/25	2/24 at 100.00	BBB+	116,485
100	5.000%, 2/15/34	2/24 at 100.00	BBB+	107,536
105	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	112,119
200	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.250%, 7/01/35	7/21 at 100.00	BB+	206,678
80	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41	1/27 at 100.00	AA-	88,546
230	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA-	250,902
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Meridian Health Obligated Group, Refunding Series 2017A:
150	5.000%, 7/01/28	7/27 at 100.00	AA-	186,942
150	5.000%, 7/01/57	7/27 at 100.00	AA-	175,515
110	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Refunding Series 2014A, 4.000%, 7/01/45	7/24 at 100.00	A+	114,372
50	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Refunding Series 2016A, 4.000%, 7/01/41	7/26 at 100.00	AA-	53,493
360	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42 (UB) (4)	7/27 at 100.00	AA-	411,192
20	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2011, 5.000%, 7/01/21	No Opt. Call	AA-	21,013
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A:
25	5.000%, 7/01/32	7/26 at 100.00	AA	29,747
40	5.000%, 7/01/33	7/26 at 100.00	AA	47,382
30	5.000%, 7/01/34	7/26 at 100.00	AA	35,453
130	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital Issue, Series 2014A, 5.000%, 7/01/39	7/24 at 100.00	AA-	143,185

NJV	Nuveen New Jersey Municipal Value Fund (continued)
Portfolio of Investments May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$110	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	AA-	$118,800
100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43	7/26 at 100.00	AA-	112,926
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016:
10	3.000%, 7/01/32	7/26 at 100.00	BBB-	10,055
405	4.000%, 7/01/48	7/26 at 100.00	BBB-	413,456
100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke's Warren Hospital Obligated Group, Series 2013, 4.000%, 8/15/37	8/23 at 100.00	A-	104,266
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A:
130	4.125%, 7/01/38 – AGM Insured	7/25 at 100.00	AA	130,848
110	5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	113,908
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Valley Health System Obligated Group, Series 2019:
50	4.000%, 7/01/44	7/29 at 100.00	A+	54,048
210	3.000%, 7/01/49	7/29 at 100.00	A+	203,225
3,110	Total Health Care			3,362,092
	Housing/Multifamily – 8.6% (8.3% of Total Investments)
55	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Kean Properties LLC - Kean University Student Housing Project, Series 2017A, 5.000%, 7/01/47	1/27 at 100.00	BBB-	50,211
100	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Rowan Properties LLC - Rowan University Student Housing Project, Series 2015A, 5.000%, 1/01/48	1/25 at 100.00	BBB-	96,093
155	New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC - New Jersey City University Student Housing Project, Series 2015, 5.000%, 7/01/47	7/25 at 100.00	BB+	140,311
130	New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit Revenue Bonds, Riverside Village Family Apartments Phase 1 Project, Series 2019F, 1.350%, 12/01/22	No Opt. Call	Aaa	132,303
120	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015A, 4.000%, 11/01/45	11/24 at 100.00	AA-	127,054
270	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2016B, 3.600%, 11/01/40	11/25 at 100.00	AA-	285,263
435	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2018A, 3.875%, 11/01/38	11/27 at 100.00	AA-	476,103
100	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2019A, 2.900%, 11/01/39	11/28 at 100.00	AA-	105,703

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2019B:
$150	1.300%, 11/01/20	No Opt. Call	AA-	$150,495
175	1.375%, 11/01/21	No Opt. Call	AA-	176,948
200	1.500%, 5/01/23	No Opt. Call	AA-	204,258
1,890	Total Housing/Multifamily			1,944,742
	Housing/Single Family – 5.0% (4.9% of Total Investments)
	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018A:
150	3.600%, 4/01/33	10/27 at 100.00	AA	164,934
95	3.750%, 10/01/35	10/27 at 100.00	AA	106,102
85	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018B, 3.800%, 10/01/32 (AMT)	10/27 at 100.00	AA	94,270
720	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2019C, 3.950%, 10/01/44 (UB) (4)	4/28 at 100.00	AA	771,991
1,050	Total Housing/Single Family			1,137,297
	Long-Term Care – 1.3% (1.3% of Total Investments)
15	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014, 5.250%, 1/01/44	1/24 at 100.00	N/R	12,963
140	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34	7/23 at 100.00	BBB-	133,988
40	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2014A, 5.000%, 7/01/29	7/24 at 100.00	BBB-	39,539
100	New Jersey Economic Development Authority, Revenue Bonds, White Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40, 144A	1/28 at 102.00	N/R	77,874
50	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%, 10/01/38, 144A	10/26 at 102.00	N/R	42,141
345	Total Long-Term Care			306,505
	Tax Obligation/General – 8.8% (8.5% of Total Investments)
80	Cumberland County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Correctional Facility Project, Series 2018, 4.000%, 10/01/43 – BAM Insured	10/28 at 100.00	AA	92,019
	Harrison, New Jersey, General Obligation Bonds, Parking Utility Series 2018:
35	3.125%, 3/01/31 – BAM Insured	3/28 at 100.00	AA	38,752
30	3.250%, 3/01/32 – BAM Insured	3/28 at 100.00	AA	33,209
50	3.500%, 3/01/36 – BAM Insured	3/28 at 100.00	AA	55,125
100	Jersey City, New Jersey, General Obligation Bonds, Refunding General Improvement Series 2017A, 5.000%, 11/01/29	11/27 at 100.00	AA-	127,636
50	Mercer County, New Jersey, General Obligation Bonds, General Capital Improvement Open Space Farmland NotesSeries 2020A, 2.000%, 6/10/21, (WI/DD, Settling 6/11/20)	No Opt. Call	N/R	50,881

NJV	Nuveen New Jersey Municipal Value Fund (continued)
Portfolio of Investments May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$125	Middlesex County, New Jersey, General Obligation Bonds, Refunding Redevelopment Series 2017, 5.000%, 1/15/27	No Opt. Call	AAA	$160,369
20	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Refunding Parking Utility Series 2014A, 5.000%, 1/01/37	1/24 at 100.00	AAA	23,114
100	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Refunding School Series 2017B, 4.000%, 3/01/25	No Opt. Call	AAA	116,922
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2016A:
300	5.000%, 9/01/32 – BAM Insured	9/26 at 100.00	AA	360,030
140	5.000%, 9/01/39 – BAM Insured	9/26 at 100.00	AA	164,196
100	New Jersey State, General Obligation Bonds, Various Purpose Series 2020, 2.250%, 6/01/35	12/27 at 100.00	A-	95,605
200	Ocean City, New Jersey, General Obligation Bonds, General Improvement Series 2019, 2.250%, 9/15/33	9/26 at 100.00	AA	205,174
125	Sussex County, New Jersey, General Obligation Bonds, Series 2019, 3.000%, 6/01/27	6/26 at 100.00	AA+	139,445
150	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Bonds, Covantan Union Inc Lessee, Refunding Series 2011B, 5.250%, 12/01/31 (AMT)	12/21 at 100.00	AA+	158,031
170	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41	6/21 at 100.00	Aaa	177,621
1,775	Total Tax Obligation/General			1,998,129
	Tax Obligation/Limited – 14.8% (14.3% of Total Investments)
245	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 – AGM Insured	No Opt. Call	AA	302,898
150	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Vocational Technical Schools Project, Series 2016, 5.250%, 5/01/51	5/26 at 100.00	AA	180,132
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
250	5.000%, 6/15/25	6/22 at 100.00	BBB+	266,042
400	5.000%, 6/15/28	6/22 at 100.00	BBB+	422,680
100	New Jersey Economic Development Authority, Lease Revenue Bonds, State House Project, Series 2017B, 4.500%, 6/15/40	12/28 at 100.00	BBB+	99,391
125	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	BBB+	117,784
2,170	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A, 0.000%, 12/15/39	No Opt. Call	BBB+	831,913
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B:
180	5.500%, 6/15/31	6/21 at 100.00	BBB+	182,848
275	5.250%, 6/15/36	6/21 at 100.00	BBB+	277,500
15	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	BBB+	15,143

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$50	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A, 4.000%, 12/15/39	12/29 at 100.00	BBB+	$46,549
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB:
230	3.500%, 6/15/46	12/28 at 100.00	BBB+	194,476
100	4.000%, 6/15/50	12/28 at 100.00	BBB+	90,489
110	Union County Improvement Authority, New Jersey, General Obligation Lease Bonds, Juvenile Detention Center Facility Project, Tender Option Bond Trust 2015-XF1019, 24.038%, 5/01/30, 144A (IF) (4)	No Opt. Call	Aaa	337,223
4,400	Total Tax Obligation/Limited			3,365,068
	Transportation – 17.1% (16.6% of Total Investments)
250	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	No Opt. Call	Baa2	250,000
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
150	4.125%, 1/01/39	1/24 at 100.00	A1	159,735
200	5.000%, 1/01/44	1/24 at 100.00	A1	220,502
130	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2019, 4.000%, 1/01/44	1/29 at 100.00	A1	146,156
540	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017, 5.000%, 7/01/47	7/27 at 100.00	A1	655,695
295	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2019A, 5.000%, 7/01/28	No Opt. Call	A1	388,736
175	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/37	1/29 at 100.00	A+	214,135
295	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/27	1/23 at 100.00	A	305,334
190	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.625%, 1/01/52 (AMT)	1/24 at 100.00	BBB	207,368
80	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)	3/24 at 101.00	BB-	80,444
320	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, 5.000%, 10/01/47 (AMT)	10/27 at 100.00	Ba1	334,349
255	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2015E, 5.000%, 1/01/45	1/25 at 100.00	A+	284,501
315	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43	12/23 at 100.00	AA-	350,816
250	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Refunding Series 2019A, 5.000%, 11/01/31 – AGM Insured	11/29 at 100.00	AA	289,818
3,445	Total Transportation			3,887,589

NJV	Nuveen New Jersey Municipal Value Fund (continued)
Portfolio of Investments May 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 5.2% (5.0% of Total Investments) (5)
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center Obligated Group Issue, Refunding Series 2013:
$20	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	$22,821
85	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	96,989
75	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	79,347
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011A:
65	6.000%, 6/15/35 (Pre-refunded 6/15/21)	6/21 at 100.00	BBB+	68,922
275	5.500%, 6/15/41 (Pre-refunded 6/15/21)	6/21 at 100.00	BBB+	290,078
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B:
65	5.000%, 6/15/37 (Pre-refunded 6/15/21)	6/21 at 100.00	BBB+	68,193
435	5.000%, 6/15/42 (Pre-refunded 6/15/21)	6/21 at 100.00	BBB+	456,367
60	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond 2016-XF2356, 18.123%, 5/01/43 (Pre-refunded 5/01/23), 144A (IF) (4)	5/23 at 100.00	Aa3	93,340
1,080	Total U.S. Guaranteed			1,176,057
	Utilities – 6.7% (6.5% of Total Investments)
470	Essex County Improvement Authority, New Jersey, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2015, 5.250%, 7/01/45 (AMT), 144A	7/20 at 100.00	Ba3	471,142
300	Industrial Pollution Control Financing Authority of Cape May County (New Jersey), Pollution Control Revenue Refunding Bonds, 1991 Series A (Atlantic City Electric Company Project), 6.800%, 3/01/21 – NPFG Insured	No Opt. Call	A	313,425
215	New Jersey Economic Development Authority, Natural Gas Facilities Revenue Bonds, New Jersey Natural Gas Company Project, Refunding Series 2011A, 2.750%, 8/01/39	8/24 at 100.00	A1	217,801
160	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2019A, 2.200%, 10/01/39 (AMT) (Mandatory Put 12/03/29)	12/29 at 100.00	A+	165,808
55	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	BBB	57,069
300	Salem County Pollution Control Financing Authority, New Jersey, Revenue Bonds, Atlantic City Electric Company Project, Refunding Series 2020, 2.250%, 6/01/29, (WI/DD, Settling 6/02/20)	No Opt. Call	A	304,659
1,500	Total Utilities			1,529,904
	Water and Sewer – 0.5% (0.5% of Total Investments)
100	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2019, 4.000%, 8/01/59 (AMT)	8/29 at 100.00	A+	111,559
$23,214	Total Long-Term Investments (cost $22,430,496)			23,411,885

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.2% (0.2% of Total Investments)
	MUNICIPAL BONDS – 0.2% (0.2% of Total Investments)
	Transportation – 0.2% (0.2% of Total Investments)
$50	New Jersey Turnpike Authority, Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Floater Series 2017-ZM0566, 0.280%, 7/01/25 (Mandatory Put 7/16/20) (6)	No Opt. Call	A-1	$50,000
$50	Total Short-Term Investments (cost $50,000)			50,000
	Total Investments (cost $22,480,496) – 103.2%			23,461,885
	Floating Rate Obligations – (3.6)%			(810,000)
	Other Assets Less Liabilities – 0.4% (7)			86,246
	Net Asset Applicable to Common Shares – 100%			$22,738,131
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	Short	(22)	9/20	$(2,758,543)	$(2,763,750)	$(5,207)	$(4,984)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NJV	Nuveen New Jersey Municipal Value Fund (continued)
Portfolio of Investments May 31, 2020
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$23,411,885	$ —	$23,411,885
Short-Term Investments:
Municipal Bonds	—	50,000	—	50,000
Investments in Derivatives:
Futures Contracts*	(5,207)	—	—	(5,207)
Total	$(5,207)	$23,461,885	$ —	$23,456,678

*	Represents net unrealized appreciation (depreciation).

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.